Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Common Stock [Text Block]
15.	Common Stock

The Company is authorized to issue a total of 260,000,000 shares of stock, of which 250,000,000 shares are designated common stock, par value of $0.0001 per share with one vote in respect of each share held and no cumulative voting rights (“Common Stock”), and 10,000,000 are designated preferred stock, par value of $0.0001 per share with one vote in respect of each share held (“Preferred Stock”).There were no shares of Preferred Stock issued or outstanding as of December 31, 2015 and no such shares were issued during the three months ended March 31, 2016.

Conversion of Accrued Interest and Accounts Payable

In February 2016, the Company’s Board of Directors authorized the conversion of an aggregate of $33,333 of accrued interest on promissory notes issued by the Company to Summit and $8,060 of account payable (or a total of $41,393) by the Company to Summit, into 6,623 shares of Common Stock at the rate of $6.25 per share. The transaction also included the issuance of warrants to purchase 18,000 shares of Common Stock. The warrants have an exercise price of $10.00 per share and a five-year term. The relative fair value of these warrants at the issuance date, and the corresponding liability recorded for these warrants at that date, was estimated at $945. These warrants will be marked-to-market at each balance sheet date with the change in fair value recorded in other comprehensive loss as either income or expense.

Advertising Services Agreement

In March 2016, the Company entered into an agreement with an advertising firm for certain services to be rendered to the Company over an estimated ninety (90) day period. Besides cash compensation, the agreement required the Company to issue 6,000 shares of Common Stock to the advertising firm as of the execution date of the agreement and an additional 6,000 shares to be issued to the advertising firm thirty (30) days from the execution date of the agreement, assuming the advertising firm is providing the services contemplated and the agreement has not otherwise been terminated. The value of the shares issued in March 2016 was $37,500, which was recorded as a consulting expense.

Common Stock issued are as follows:

		Price		Value of
	Shares	per	Gross	services	Par	Additional
	Issued	share	proceeds	obtained	value	paid-in capital (a)

Balance as of December 31, 2015	5,325,850	Various	$58,393,786	$2,359,303	$533	$60,740,153
Issuance (a)	4,348	$6.25	–	–	–	–
Issuance (b)	6,623	$6.25	–	41,393	–	41,393
Issuance (c)	6,000	$6.25	–	37,499	1	37,500
Balance as of March 31, 2016	5,342,821		$58,393,786	$2,438,195	$534	$60,819,046

(a)	Does not include issuance costs, deferred financing, warrants portion of convertible notes and stock options
(b)	Issued for conversion of an aggregate of $33,333 of accrued interest on promissory notes and $8,060 of accounts payable; shares do not contain an anti-dilution provision
(c)	Issued to a consultant for services rendered; shares do not contain an anti-dilution provision

On December 1, 2015, the Company’s stockholders approved a Certificate of Amendment to the Company’s Certificate of Incorporation to effect a reverse stock split of Common Stock, within a range of no less than one-for-fifteen (1:15) and no more than one-for-twenty five (1:25), with such ratio to be determined by the Board of Directors, in its sole discretion (the “Reverse Split”), and with such Reverse Split to be effective at such time and date within one year after stockholder approval. As of the date of this report, the Company’s Board of Directors had not enacted the Reverse Split and, therefore, the information presented in this report does not include the effects of any such transaction.

6. Common Stock

The Company is authorized to issue a total of 260,000,000 of shares of stock, of which 250,000,000 shares are designated Common Stock and 10,000,000 shares are designated Preferred Stock.

Common Stock – par value of $.0001 per share with one vote in respect of each share held. Holders of Common Stock do not have cumulative voting rights. The members of the Board are elected by the affirmative vote of the holders of a majority of the Company’s outstanding Common Stock.

Common Stock issues during 2015 are as follows:
Common Stock	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
Balance at December 31, 2014	2,663,544	$.0001	Various	$53,708,521	$1,814,673	$266	$55,522,928
Issuance of stock (2)	522,042.0001		$6.25	3,262,765	-	52	3,262,713
Issuance of stock (3)	1,211,461.0001		$6.25	-	-	121	(121)
Issuance of stock (4)	620,986.0001		$6.25	-	-	63	(63)
Issuance of stock (5)	45,381.0001		Various	-	$319,630	5	319,521
Issuance of stock (6)	3,636.0001		$8.25	-	$30,000	-	30,000
Issuance of stock (7)	31,200.0001		$6.25	-	$195,000	3	194,997
Issuance of stock (8)	227,600.0001		$6.25	1,422,500	-	23	1,422,477
Balance at December 31, 2015	5,325,850			$58,393,786	$2,359,303	$533	$60,752,561

(1)	Balance does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
(2)
Shares issued for conversion of an aggregate of $2,841,085 principal amount and $394,173 of accrued interest on promissory notes/convertible notes and $27,506 of accounts payable. Shares do not contain an anti-dilution provision.

(3)	Conversion of preferred stock and accrued dividends into shares of Common Stock and contain an anti-dilution provision.
(4)	Shares issued under certain anti-dilution privileges.
(5)	Shares issued to consultants for services rendered. Shares do not contain anti-dilution provision.
(6)	Shares issued to a director as a commitment fee as part of Promissory Note. Shares do not contain anti-dilution provision.
(7)	Shares issued to directors for compensation for their service to the Company. Share do not contain anti-dilution provision.
(8)	Shares issued contain an anti-dilution provision that expire upon the earlier of 1) three years from date of issuance or 2) uplisting to a senior stock exchange.

Common Stock issues during 2014 are as follows:

Common Stock	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
December 31, 2013 Balance		2,617,709.0001	Various	$53,694,771	$829,132	$262	$54,523,641
Issuance of stock (2)		44,494.0001	Various	-	985,541	4	985,537
Stock options exercised (3)		1,000.0001	$0.55	13,750	-	-	13,750
Stock warrants exercised (4)		341.0001	$1.77	-	-	-	-
Total December 31, 2014		2,623,544		$53,708,521	$1,814,673	$266	$55,522,928

(1) Activity does not include issuance costs, deferred financing, warrants portion of convertible notes and stock options.
(2) Shares issued for services performed and does not contain an anti-dilution provision
(3) Shares issued for exercised stock options and does not contain an anti-dilution provision
(4) Shares issued under cashless stock warrant exercise and does not contain an anti-dilution provision